Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary Of Right Of Use Assets

Cost

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2021	9,216	19	9,235
Exchange rate differences	168	0	168
Additions	1,995	0	1,995
Disposals	(11)	0	(11)
Balance as of Dec. 31, 2021	11,368	19	11,387
Exchange rate differences	196	0	196
Additions	688	750	1,438
Disposals	(5)	(11)	(16)
Balance as of Dec. 31, 2022	12,247	758	13,005
Exchange rate differences	(117)	0	(117)
Additions	21,472	760	22,232
Disposals	(4,928)	(8)	(4,936)
Balance as of Dec. 31, 2023	28,675	1,509	30,184

Depreciation

€ thousand	Real estate leases	Other leases	Total
Balance as of Jan. 1, 2021	1,287	6	1,293
Exchange rate differences	17	0	17
Depreciation for the year	1,252	5	1,257
Disposals	(7)	0	(7)
Balance as of Dec. 31, 2021	2,549	11	2,560
Exchange rate differences	13	0	13
Depreciation for the year	1,647	14	1,661
Disposals	0	(11)	(11)
Balance as of Dec. 31, 2022	4,209	14	4,223
Exchange rate differences	(47)	(2)	(49)
Depreciation for the year	1,836	87	1,923
Disposals	(2,078)	(3)	(2,081)
Balance as of Dec. 31, 2023	3,920	96	4,016

Carrying amount

€ thousand	Real estate leases	Other leases	Total
Carrying amount as of Dec. 31, 2021	8,819	8	8,827
Carrying amount as of Dec. 31, 2022	8,038	744	8,782
Carrying amount as of Dec. 31, 2023	24,755	1,413	26,168

Summary Of Lease Expenses

The following amounts were recognized in profit or loss:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Interest costs for lease liabilities	652	229	185
Costs for leases of low-value assets	29	6	6
Costs for short-term leases	2	26	13

Summary Of Undiscounted Potential Future Lease Payments From The Exercise Of Extension Options

The following table shows the undiscounted potential future lease payments from the exercise of extension options:

€ thousand	Within five years	Over five years	Total
Extension options that are not expected to be exercised	2,036	4,048	6,084

Summary Of Undiscounted Future Payments For A Not Yet Commenced Leasing Contract

The following table shows the undiscounted future payments for a not yet commenced leasing contract. The probable commencement date is January 1, 2024.

€ thousand	Within five years	Over five years	Total
Future payments for a not yet commenced leasing contract	11	0	11